PENSION AND POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS - Estimated Future Benefit Payments (Details) $ in Millions	Dec. 31, 2024 CAD ($)
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2026	$ 80
2027	83
2028	86
2029	89
Pension Benefits
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2025	424
2026	430
2027	436
2028	442
2029	447
2030 through to 2034	2,332
Total estimated future benefit payments through to 2034	4,511
Post-Retirement and Post-Employment Benefits
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2025	75
2026	76
2027	76
2028	76
2029	77
2030 through to 2034	401
Total estimated future benefit payments through to 2034	$ 781